Value Line Income and Growth Fund, Inc.

Supplement dated February 11, 2014 to

Summary Prospectus dated May 1, 2013

The information in this Supplement updates information in, supersedes any contrary information in,

and should be read in conjunction with, the Summary Prospectus.

The section under the caption “Management” on page 6 is hereby deleted and replaced with the following:

Investment Adviser. The Fund’s investment adviser is EULAV Asset Management.

Portfolio Manager. Stephen E. Grant is primarily responsible for the day-to-day management of the Fund’s equity portfolio. Liane Rosenberg is primarily responsible for the day-to-day management of the non-equity portion of the Fund’s portfolio. Ms. Rosenberg has been a portfolio manager of the Fund since 2011; Mr. Grant has been a portfolio manager with the Adviser or its predecessor since 1991 and has been the Fund’s portfolio manager since 2014.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

Value Line Income and Growth Fund, Inc.

Supplement dated February 11, 2014 to

Prospectus dated May 1, 2013

The information in this Supplement updates information in, supersedes any contrary information in,

and should be read in conjunction with, the Prospectus.

The section under the caption “Management” on page 6 is hereby deleted and replaced with the following:

Investment Adviser. The Fund’s investment adviser is EULAV Asset Management.

Portfolio Manager. Stephen E. Grant is primarily responsible for the day-to-day management of the Fund’s equity portfolio. Liane Rosenberg is primarily responsible for the day-to-day management of the non-equity portion of the Fund’s portfolio. Mr. Grant has been a portfolio manager of the Fund since 2014; Ms. Rosenberg has been a portfolio manager of the Fund since 2011.

The section under the caption “Portfolio Management” on page 12 is hereby deleted and replaced with the following:

Stephen E. Grant is primarily responsible for the day-to-day management of the Fund’s equity portfolio. Mr. Grant has been a portfolio manager with the Adviser or its predecessor since 1991 and has been the Fund’s portfolio manager since 2014. Liane Rosenberg is primarily responsible for the day-to-day management of the non-equity portion of the Fund’s portfolio. Ms. Rosenberg has been a portfolio manager with the Adviser since 2009 and has been a portfolio manager of the Fund since 2011. From May 2008 until December 2008 she was a client portfolio manager with MEAG New York, formerly Munich Re Capital Management. From August 2004 until April 2008, she was Director of Portfolio Management at XL Capital Ltd. There is additional information in the Statement of Additional Information about the portfolio managers’ compensation, other accounts they manage and their ownership of Fund shares.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS

FOR FUTURE REFERENCE

Value Line Income and Growth Fund, Inc.

Supplement dated February 11, 2014 to

the Statement of Additional Information dated May 1, 2013

The information in this Supplement updates information in, supersedes any contrary information in,

and should be read in conjunction with, the Statement of Additional Information.

The section under the caption “Portfolio Managers” on page B-19 is hereby deleted and replaced with the following:

Stephen E. Grant is primarily responsible for the day-to-day management of the Fund’s equity portfolio. Liane Rosenberg is primarily responsible for the day-to-day management of the non-equity portion of the Fund’s portfolio.

Compensation. Each portfolio manager employed by the Adviser receives a fixed base salary and customary benefits that are offered generally to all full-time and some part-time employees of the Adviser. In addition, a manager may receive an annual bonus in the Adviser’s discretion. Base salary is normally reevaluated on an annual basis. Any bonus is completely discretionary and may be in excess of a manager’s base salary. The profitability of the Adviser and the after tax investment performance of the accounts that the portfolio manager is responsible for are factors in determining the manager’s overall compensation. The level of any bonus compensation may be influenced by the relative performance of the accounts managed by the portfolio manager or the financial performance of the Adviser. However, as noted, all bonus compensation is discretionary and the Adviser does not employ formulas with respect to either of these factors to compute a portfolio manager’s bonus. There are no differences in a portfolio manager’s compensation structure for managing mutual funds or private accounts.

Other Accounts Managed. As of the date of this Supplement, Stephen E. Grant is primarily or jointly responsible for the day-to-day management of eight Value Line mutual funds with combined total assets at December 31, 2013 of approximately $2.2 billion. Liane Rosenberg is primarily or jointly responsible for the day-to-day management of five Value Line mutual funds with combined total assets at December 31, 2013 of approximately $1.1 million.

Material Conflicts of Interest. The Adviser’s portfolio managers typically manage more than one account. Portfolio managers make investment decisions for each account based on the investment objectives and policies of each such account. If the portfolio manager identifies an investment opportunity that may be suitable for multiple accounts, the Fund may not take full advantage of that opportunity because the opportunity may need to be allocated among more than one account. In addition, a portfolio manager may purchase or sell securities for one account and not another account. Investments are allocated among all of the Adviser’s accounts in a manner which the Adviser deems to be fair and equitable. The Adviser currently does not have any private accounts

Ownership of Securities. Neither of the portfolio managers own any shares of the Fund.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF

ADDITIONAL INFORMATION FOR FUTURE REFERENCE